REGULATORY MATTERS (Tables)	12 Months Ended
Dec. 31, 2020
REGULATORY MATTERS [Abstract]
Actual Capital Amounts and Ratios and Components of Regulatory Capital
Our actual capital amounts and ratios at December 31 follow(1):

	Actual		Minimum for Adequately Capitalized Institutions		Minimum for Well-Capitalized Institutions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in thousands)

2020
Total capital to risk-weighted assets
Consolidated	$455,072	15.95%	$228,214	8.00%	NA	NA
Independent Bank	401,005	14.06	228,111	8.00	$285,139	10.00%

Tier 1 capital to risk-weighted assets
Consolidated	$379,395	13.30%	$171,161	6.00%	NA	NA
Independent Bank	365,343	12.81	171,083	6.00	$228,111	8.00%

Common equity tier 1 capital to risk-weighted assets
Consolidated	$341,095	11.96%	$128,370	4.50%	NA	NA
Independent Bank	365,343	12.81	128,312	4.50	$185,340	6.50%

Tier 1 capital to average assets
Consolidated	$379,395	9.15%	$165,825	4.00%	NA	NA
Independent Bank	365,343	8.81	165,828	4.00	$207,285	5.00%

2019
Total capital to risk-weighted assets
Consolidated	$380,454	13.74%	$221,562	8.00%	NA	NA
Independent Bank	358,914	12.96	221,482	8.00	$276,852	10.00%

Tier 1 capital to risk-weighted assets
Consolidated	$352,764	12.74%	$166,171	6.00%	NA	NA
Independent Bank	331,224	11.96	166,111	6.00	$221,482	8.00%

Common equity tier 1 capital to risk-weighted assets
Consolidated	$314,532	11.36%	$124,628	4.50%	NA	NA
Independent Bank	331,224	11.96	124,583	4.50	$179,954	6.50%

Tier 1 capital to average assets
Consolidated	$352,764	10.11%	$139,632	4.00%	NA	NA
Independent Bank	331,224	9.49	139,615	4.00	$174,519	5.00%

(1)	These ratios do not reflect a capital conservation buffer of 2.50% at December 31, 2020 and 2019.
NA - Not applicable

The components of our regulatory capital are as follows:

	Consolidated		Independent Bank
	December 31,		December 31,
	2020	2019	2020	2019
	(In thousands)
Total shareholders’ equity	$389,522	$350,169	$413,770	$366,861
Add (deduct)
Accumulated other comprehensive loss for regulatory purposes	(15,821)	(2,011)	(15,821)	(2,011)
Goodwill and other intangibles	(32,606)	(33,626)	(32,606)	(33,626)
Common equity tier 1 capital	341,095	314,532	365,343	331,224
Qualifying trust preferred securities	38,300	38,232	-	-
Tier 1 capital	379,395	352,764	365,343	331,224
Subordinated debt	40,000	-	-	-
Allowance for loan losses and allowance for unfunded lending commitments limited to 1.25% of total risk-weighted assets	35,677	27,690	35,662	27,690
Total risk-based capital	$455,072	$380,454	$401,005	$358,914